Common and Preferred Shares - Additional Information (Detail) $ / shares in Units, $ in Millions, $ in Millions			12 Months Ended
	Nov. 30, 2020 $ / shares	May 30, 2019 $ / shares shares	Oct. 31, 2020 CAD ($) $ / shares shares	Oct. 31, 2020 USD ($) shares	Oct. 31, 2019 CAD ($) $ / shares shares	Oct. 31, 2019 USD ($) shares	Oct. 31, 2018 $ / shares
Disclosure of classes of share capital [line items]
Dividend paid | $			$ 4,363		$ 4,260
Dividend paid per share			$ 3.60		$ 3.49		$ 3.28
Quarterly dividend payable declared	$ 0.90
Dividend recorded date	Jan. 05, 2021
Dividend payable date	Jan. 27, 2021
Stock issuable on conversion of instruments | shares			3,237,000,000	3,237,000,000	2,810,000,000	2,810,000,000
Floor price of common shares			$ 5.00
Conversion rate for outstanding NVCC subordinated			125.00%	125.00%
Conversion price outstanding NVCC subordinated			$ 5.00
Interest paid | $				$ 73		$ 58
NCIB [member]
Disclosure of classes of share capital [line items]
Maximum number of shares approved for repurchase | shares		24,000,000
Shares repurchased and cancelled, shares | shares		11,800,000
Shares repurchased and cancelled, per share		$ 72.41
Common shares [member]
Disclosure of classes of share capital [line items]
Shares repurchased and cancelled, shares | shares			5,600,000	5,600,000	15,000,000	15,000,000
Shares repurchased and cancelled, per share			$ 73.95		$ 71.51
Shares repurchased and cancelled, value | $			$ 414		$ 1,075